OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Liabilities [Abstract]
OTHER LIABILITIES

NOTE 14 – OTHER LIABILITIES

USDm	2017	2016
Partners and commercial managements	1.4	2.0
Accrued operating expenses	8.5	5.2
Accrued interest	5.2	5.8
Wages and social expenses	16.3	14.6
Derivative financial instruments	-	4.8
Payables to joint ventures	0.1	0.1
Other	2.3	0.5
Balance as of 31 December	33.8	33.0

Please refer to note 21 for further information on fair value hierarchies.